Capital and Other Components of Equity (Details Textual) - TWD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Capital And Other Components Of Equity [Line Items]
Par value per share	$ 10	$ 10
Authorized capital	$ 100,000,000	$ 100,000,000
Issued capital	$ 96,242,451	$ 96,242,451
Capital Surplus Capitalized Rate	10.00%
Legal Reserve Distribution Description	According to the ROC Company Act, 10 percent of the annual earnings after payment of income taxes due and offsetting accumulated deficits, if any, shall be allocated as legal reserve until the accumulated legal reserve equals the paid-in capital. When a company incurs no loss, it may, pursuant to a resolution to be adopted by a shareholders meeting, distribute its legal reserve by issuing new shares or by cash, only the portion of legal reserve which exceeds 25 percent of the paid-in capital may be distributed.
Description of distribution of earnings and dividend policy	If the current-year retained earnings available for distribution reaches 2% of the paid-in capital of AUO, dividend to be distributed shall be no less than 20% of the current-year retained earnings available for distribution. If the current-year retained earnings available for distribution does not reach 2% of the paid-in capital of AUO, AUO may decide not to distribute dividend. The cash portion of the dividend, which may be in the form of cash and stock, shall not be less than 10% of the total dividend distributed during the year.
American Depositary Shares [member]
Disclosure Of Capital And Other Components Of Equity [Line Items]
Number of shares issued	38,886
Number of ordinary shares represented	388,863